UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fairholme Capital Management, L.L.C.
Address: 51 JFK Parkway
         Short Hills, NJ 07078


Form 13F File Number: 28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruce R. Berkowitz
Title:   Managing Member
Phone:   973-379-6557

Signature, Place, and Date of Signing:

       /s/Bruce R. Berkowitz         Short Hills, NJ		08-11-06
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  $2,651,580
                                         -----------
                                         (thousands)

List of Other Included Managers: NONE


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANNALY CAPITAL MGMT INC        COM              035710409    64488 5034200.0000SH    SOLE             3853500.0000        1180700.00
AUTONATION INC COM             COM              05329W102    16080 750000.0000SH     SOLE              750000.0000
BERKSHIRE HATHAWAY INC DEL CL  COM              084670108   576443 6289.0000SH       SOLE                4477.0000         1812.0000
BERKSHIRE HATHAWAY INC DEL CL  COM              084670207   147662 48525.0000SH      SOLE               19499.0000        29026.0000
CALUMET SPEC PROD PTNR UT LTD  COM              131476103    23196 731044.0000SH     SOLE              670964.0000        60080.0000
CANADIAN NATURAL RESOURCES     COM              136385101   473852 8556368.0000SH    SOLE             6389200.0000        2167168.00
CITIGROUP                      COM              172967101      299 6205.0000SH       SOLE                   5.0000         6200.0000
COCA COLA CO                   COM              191216100      748 17397.0000SH      SOLE                  77.0000        17320.0000
DAILY JOURNAL CORP COM         COM              233912104     2278 59946.0000SH      SOLE               48646.0000        11300.0000
DUKE ENERGY CORP COM           COM              26441C105    56434 1921500.0000SH    SOLE             1917800.0000         3700.0000
EASTMAN CHEM CO COM            COM              277432100     5254 97300.0000SH      SOLE               97300.0000
ECHOSTAR COMMUNICATIONS CORP C COM              278762109   405991 13177242.0000SH   SOLE            10103424.0000        3073818.00
GYRODYNE CO AMER INC COM       COM              403820103      593 11026.0000SH      SOLE                 770.0000        10256.0000
HOMEFED CORP                   COM              43739D307    21828 319826.0000SH     SOLE              241295.0000        78531.0000
HSBC HLDGS PLC SPON ADR NEW    COM              404280406     1489 16856.0000SH      SOLE                 133.0000        16723.0000
IDT CORP                       COM              448947101    20176 1528500.0000SH    SOLE             1500600.0000        27900.0000
IDT CORP CL B                  COM              448947309    87583 6351200.0000SH    SOLE             6290800.0000        60400.0000
INTL ASSETS HLDG CORP COM      COM              459028106      232 14100.0000SH      SOLE                                 14100.0000
LEUCADIA NATL                  COM              527288104   193141 6616682.0000SH    SOLE             4103120.0000        2513562.00
MARKEL CORP                    COM              570535104      535 1541.0000SH       SOLE                   1.0000         1540.0000
MARSH & MCLENNAN COS INC       COM              571748102    27078 1006993.0000SH    SOLE              812000.0000        194993.000
MERCURY GENL CORP NEW          COM              589400100     4741 84100.0000SH      SOLE                 300.0000        83800.0000
MERITOR SVGS BK PA COM         COM              590007100      177 43645.0000SH      SOLE                5000.0000        38645.0000
MICRON TECHNOLOGY INC          COM              595112103      301 20000.0000SH      SOLE                                 20000.0000
MOHAWK INDS INC                COM              608190104   142135 2020400.0000SH    SOLE             1636400.0000        384000.000
PHELPS DODGE CORP COM          COM              717265102    39576 481700.0000SH     SOLE              481700.0000
SAFETY INS GROUP INC COM       COM              78648T100    47177 992166.0000SH     SOLE              361366.0000        630800.000
SEARS HOLDINGS CORP            COM              812350106   154201 995871.0000SH     SOLE              757671.0000        238200.000
SYSTEMAX INC                   COM              871851101      269 34500.0000SH      SOLE                                 34500.0000
TAL INTERNATIONAL GROUP INC    COM              874083108    63227 2760997.0000SH    SOLE             2760997.0000
USA MOBILITY INC               COM              90341G103    44820 2700026.0000SH    SOLE             2700026.0000
WELLS FARGO & CO               COM              949746101     4830 72000.0000SH      SOLE                  50.0000        71950.0000
WELLSFORD REAL PPTYS COM       COM              950240101       80 11306.0000SH      SOLE                 250.0000        11056.0000
WESCO FINL CORP COM            COM              950817106      565 1482.0000SH       SOLE                   2.0000         1480.0000
WHITE MTNS INS GROUP LTD       COM              G9618E107    14475 29722.0000SH      SOLE               22648.0000         7074.0000
WINTHROP REALTY TRUST INC      COM              976391102     9626 1620617.0000SH    SOLE             1111326.0000        509291.000